UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$467,711
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,441,606
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	780,714

		2,690,031
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	435	441,964
5.00%, 6/01/46	530	520,688

		962,652
Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,283,990
California — 10.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	815,450
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,208,344
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	480,356
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	53,069
5.25%, 8/15/49	115	134,714
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	475	534,688
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 4.00%, 8/15/41	520	570,476

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Series A (continued):
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)	$370	$430,181
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/51	1,000	1,084,970
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	1,875	2,136,937
5.25%, 5/15/39	250	280,065
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	138,948
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	944,072
6.50%, 4/01/33	650	750,334
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	289,114
Sub-Series I-1, 6.38%, 11/01/34	375	441,844
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,130,364
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 6/01/46	200	200,008

		11,623,934
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	762,776
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	260	290,459

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	$320	$367,277

		1,420,512
Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	923,459
Delaware Transportation Authority, RB, 5.00%, 6/01/55	365	430,295
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,326,838

		2,680,592
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	792,858
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	178,138
5.25%, 10/01/44	1,000	1,117,380

		2,088,376
Florida — 2.3%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	420	494,504
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	950	1,243,502
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	750	845,895

		2,583,901
Georgia — 2.0%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	160	198,378
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	298,920

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$1,095	$1,222,348
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	465	544,603

		2,264,249
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	484,874
Idaho — 0.2%
County of Nez Perce ID, Refunding RB, Potlatch Corporation Project, 2.75%, 10/01/24 (c)	260	259,995
Illinois — 20.6%
City of Chicago Illinois, GARB, 3rd Lien:
O’Hare International Airport, Series C, 6.50%, 1/01/41	1,855	2,257,498
O’Hare International Airport, Series A, 5.75%, 1/01/39	1,500	1,758,420
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	570	580,266
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,000	1,041,720
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	800	933,584
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	366,538
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,578,673
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	285,594
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	352,732
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,859,425
Presence Health Network, Series C, 4.00%, 2/15/41 (c)	445	446,135

2	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	$815	$971,594
Senior, Series C, 5.00%, 1/01/37	500	595,650
Series A, 5.00%, 1/01/38	730	846,092
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (d)	2,980	993,294
Series B (AGM), 5.00%, 6/15/50	1,280	1,389,632
Series B-2, 5.00%, 6/15/50	785	830,240
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	206,141
6.00%, 6/01/28	940	1,127,210
State of Illinois, GO:
5.00%, 2/01/39	480	518,285
Series A, 5.00%, 4/01/35	1,000	1,076,800
Series A, 5.00%, 4/01/38	1,135	1,216,618
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	221,756
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	288,472
5.00%, 4/01/44	310	356,320

		23,098,689
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	303,327
7.00%, 1/01/44	1,090	1,364,222
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,214,698
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	157,381
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	519,651

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	$125	$141,209
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	303,699
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	350	394,744
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	473,988

		4,872,919
Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	280	290,847
5.50%, 12/01/22	730	759,127
5.25%, 12/01/25	145	156,420
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	380	404,776
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	1,147,977

		2,759,147
Kentucky — 4.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	355,924
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (d)	5,000	4,050,050

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	$375	$334,331

		4,740,305
Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,269,714
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	366,166
5.25%, 5/15/31	270	306,229
5.25%, 5/15/32	345	397,578
5.25%, 5/15/33	375	429,097
5.25%, 5/15/35	160	184,040

		2,952,824
Maryland — 1.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	151,275
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	640,911
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	690	818,333

		1,610,519
Massachusetts — 0.5%
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	453,251
Emmanuel College Issue, Series A, 4.00%, 10/01/46	115	120,989

		574,240
Michigan — 4.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,206,704

Municipal Bonds	Par (000)	Value
Michigan (continued)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	$465	$553,420
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	494,108
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	275	309,878
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	506,570
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,158,780

		5,229,460
Minnesota — 0.6%
Minnesota Municipal Power Agency, RB, 4.00%, 10/01/41 (c)	590	650,805
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	93,970
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	361,868
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	91,460

		547,298
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	298,249
5.00%, 9/01/42	455	513,112

4	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	$720	$799,344

		1,610,705
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	891,572
New Jersey — 9.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	341,376
5.25%, 11/01/44	545	579,068
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	340	355,654
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	645	25,432
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,229,106
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	162,361
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	500	581,730
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	844,287
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,899,917
Series E, 5.25%, 1/01/40	1,355	1,482,546
Series E, 5.00%, 1/01/45	280	332,626
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	585	648,765
Transportation System, Series A, 5.50%, 6/15/41	575	641,137
Transportation System, Series B, 5.25%, 6/15/36	775	857,258

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$165	$194,530

		10,175,793
New York — 10.9%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	3,000	3,030,750
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	910,117
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	635,142
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	291	338,294
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	925,702
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	437,868
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,365	1,565,164
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	105	118,098
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	265	308,783
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	715	793,986
5.00%, 8/01/31	800	876,192
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	337,547

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	$410	$483,673
6.00%, 12/01/42	395	464,658
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,000	999,910

		12,225,884
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	440	493,570
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	185	214,023

		707,593
Ohio — 1.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	655	704,544
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	239,249
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	955,313

		1,899,106
Oregon — 0.7%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	825,582
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	200	224,480

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38 (c)	$450	$534,181
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	670,764
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	265	311,417
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	540,226
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	410,119

		2,691,187
Puerto Rico — 0.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.50%, 5/15/39	150	147,936
5.63%, 5/15/43	65	64,109

		212,045
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	830	887,386
5.00%, 6/01/50	1,350	1,446,498

		2,333,884
South Carolina — 3.9%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,040	1,180,567
AMT, 5.25%, 7/01/55	405	472,991
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,469,075

6	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$985	$1,191,072

		4,313,705
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	493,700
Texas — 12.3%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (f)(g)	730	12,381
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	680	837,366
Sub-Lien, 5.00%, 1/01/33	115	131,079
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	190	220,436
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	551,124
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	528,053
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	152,689
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	2,585	2,965,021
6.00%, 11/15/35	145	166,738
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	280,699
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	173,342
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (d)	4,750	1,900,902

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (d)	$4,485	$1,988,918
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	95	114,390
6.00%, 8/15/20	1,175	1,417,426
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (a)	500	583,635
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (d)	640	292,954
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	460	535,403
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	500	592,495
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	326,211

		13,771,262
Virginia — 5.3%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/17 (a)	1,000	1,034,820
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,698,575
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	286,880
6.00%, 1/01/37	1,605	1,917,285

		5,937,560
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	235	276,085

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$715	$864,800

		1,140,885
Wisconsin — 2.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/16 (a)	2,000	2,026,800
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	675	737,303

		2,764,103
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,099,780
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	95	102,951
5.38%, 1/01/42	500	530,515

		1,733,246
Total Municipal Bonds — 124.1%		139,107,124

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/16 (a)	760	769,877
California — 5.1%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	855	937,593
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	2,970	3,360,258

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	$740	$773,803
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	629,167

		5,700,821
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	1,210	1,305,602
Series C-7, 5.00%, 5/01/18	780	840,458
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,302,767

		3,448,827
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,637,540
Series X-3, 4.85%, 7/01/37	1,541	1,599,566

		3,237,106
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	852,027
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(j)	645	727,486
New York — 10.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	577,728
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	500	591,146
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,000	2,469,086

8	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,375	$4,063,147
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,030	2,456,106
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	1,006,457

		11,163,670
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	973,984
Texas — 5.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	923,645
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A:
5.00%, 8/15/19 (i)	1,214	1,351,502
5.00%, 8/15/38	928	1,033,783
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,268,330
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	975	1,165,804

		5,743,064
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,155	1,270,526

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	$1,785	$1,926,327
Washington — 3.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	900	949,685
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	2,400	2,660,608

		3,610,293
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.2%		39,424,008
Total Long-Term Investments (Cost — $159,562,899) — 159.3%		178,531,132

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (k)(l)	9,068	9,068
Total Short-Term Securities (Cost — $9,068) — 0.0%		9,068
Total Investments (Cost — $159,571,967*) — 159.3%		178,540,200
Liabilities in Excess of Other Assets — (1.0)%		(1,210,308)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(22,362,898)
Loan for TOB Trust Certificates		(9,943)
VMTP Shares, at Liquidation Value — (38.3)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$112,057,051

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$137,457,220

Gross unrealized appreciation		$20,297,509
Gross unrealized depreciation		(1,553,857)

Net unrealized appreciation		$18,743,652

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to February 15, 2031 is $4,045,253.

(k)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,346,845	(2,337,777)	9,068	$9,068	$411

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(10)	5-Year U.S. Treasury Note	September 2016	USD	1,220,156	$1,467
(16)	10-Year U.S. Treasury Note	September 2016	USD	2,128,750	(762)
(8)	Long U.S. Treasury Bond	September 2016	USD	1,395,500	(23,076)
(3)	Ultra U.S. Treasury Bond	September 2016	USD	571,594	(21,750)
Total					$(44,121)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CHF	Swiss Franc
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$178,531,132	—	$178,531,132
Short-Term Securities	$9,068	—	—	9,068

Total	$9,068	$178,531,132	—	$178,540,200

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,467	—	—	$1,467
Liabilities:
Interest rate contracts	(45,588)	—	—	(45,588)

Total	$(44,121)	—	—	$(44,121)

[1]    See above Schedule of Investments for values in each state or political subdivision.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$39,199	—	—	$39,199
Cash pledged for futures contracts	74,600	—	—	74,600
Liabilities:
Loan for TOB Trust Certificates		$(9,943)		(9,943)
TOB Trust Certificates	—	(22,339,328)	—	(22,339,328)
VMTP Shares	—	(42,900,000)	—	(42,900,000)

Total	$113,799	$(65,249,271)	—	$(65,135,472)

During the period ended July 31, 2016, there were no transfers between levels.

12	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date:	September 21, 2016